Derivative financial instruments - Summary of Cash Flow Hedge Movement with Impact on Other Comprehensive Income Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Hedge
Hedge reserve	$ 4.2	$ (8.9)
Reclassified for results	$ 1.7	$ 0.2